Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of nonperformance by the other party to the financial instrument for commitments
	2018	2017
	(In Thousands)
Commitments to extend credit:
Commitments to grant loans	$5,578	$12,397
Unadvanced portion of construction loans	4,439	5,945
Unfunded commitments under lines of credit	18,774	17,523

	$28,791	$35,865